Capital Stock and Changes in Capital Accounts (Tables)	12 Months Ended
Dec. 31, 2020
Capital Stock and Changes in Capital Accounts [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2017	3,641,117	$4.30
Granted	1,800,000	3.82
Vested	(1,679,484)	4.38
Outstanding at December 31, 2018	3,761,633	$4.04
Granted	2,000,000	2.99
Vested	(1,928,400)	3.75
Outstanding at December 31, 2019	3,833,233	$3.63
Granted	2,200,000	2.72
Vested	(3,610,221)	3.52
Outstanding at December 31, 2020	2,423,012	$2.95